9. LEGAL SETTLEMENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Legal Settlement Liabilities
9. LEGAL SETTLEMENT LIABILITIES

NOTE 9. LEGAL SETTLEMENT LIABILITIES

        Legal settlement liabilities were $349,000 and $0 as of September 30, 2014 and December 31, 2013, respectively. Such liabilities for September 30, 2014 consisted of $349,000 in amounts payable pursuant to the 2013 legal settlement.

NOTE 7. OTHER CURRENT LIABILITIES

        Other current liabilities were $2,268,999 and $0 as of December 31, 2013 and 2012, respectively. Such liabilities for December 31, 2013 consisted of amounts due for stock repurchase agreements. The Company acquired 756,333 shares of common stock at $3.00 per share during December 31, 2013 with payment due during the three months ended March 31, 2014.